Taxes - Schedule of Effective Tax Rate (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Effective Tax Rate [Abstract]
China Income tax statutory rate	25.00%	25.00%	25.00%
Effect of PRC tax holiday	(18.40%)	(15.60%)	(11.60%)
Permanent difference	0.50%	0.10%	0.10%
Research and development tax credit	(14.60%)	(5.30%)	(7.20%)
Non-PRC entity not subject PRC income tax	3.80%	5.70%	4.30%
Change in valuation allowance	17.10%	8.40%	0.10%
Effective tax rate	13.40%	18.30%	10.70%